Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of property and equipment, net

The following table presents the changes in property and equipment for the year ended December 31

		Opening		Accumulated
2025	Useful Lives	balance	Additions	Depreciation	Net
Computer equipment	3 years	$593,357	$139,997	$291,671	$441,683
Office equipment	3 years	-	7,199	3,915	3,284
		$593,357	$147,196	$295,586	$444,967

		Opening		Accumulated
2024	Useful Lives	balance	Additions	Depreciation	Net
Computer equipment	3 years	$127,148	$758,936	$292,727	$593,357
Office equipment	3 years	-	2,878	2,878	-
		$127,148	$761,814	$295,605	$593,357